Document and Entity Information - USD ($)	17 Months Ended
	Oct. 31, 2015	Jun. 01, 2015	Oct. 31, 2014
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Oct. 31, 2015
Document Fiscal Year Focus	2016
Entity Registrant Name	Infor, Inc.
Entity Central Index Key	0001556148
Current Fiscal Year End Date	--04-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,000
Entity Public Float			$ 0